PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
12.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Buildings	507,989,849	632,996,431
Machinery and equipment	3,307,235,601	3,412,945,731
Motor vehicles	22,609,244	24,519,713
Furniture, fixture and office equipment	45,729,731	48,993,283
	3,883,564,425	4,119,455,158
Less: Accumulated depreciation	(732,881,877)	(1,024,205,575)
Less: Impairment	(70,260,894)	(33,632,696)
Subtotal	3,080,421,654	3,061,616,887
Construction in progress	249,451,007	125,381,063
Property, plant and equipment, net	3,329,872,661	3,186,997,950

Depreciation expenses were RMB263,846,113 , RMB323,152,636 and RMB328,311,127 for the years ended December 31, 2011, 2012 and 2013, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Based on impairment assessment performed on long-lived assets held for use, the Company recorded no impairment provision in the years ended December 31, 2011, 2012 and 2013. In the years ended December 31, 2011, 2012 and 2013, the Group recorded impairment of nil , RMB65,476,299 and RMB3,573,248 related to the retirement of certain equipment in the wafer and cell production line that had become obsolete.

As of December 31, 2013, certain property, plant and equipment with net book value amounting of RMB2,392,327,496 are pledged as collateral for the Group's borrowings (Note 19).